Organization and Business of Companies (Details)	6 Months Ended
Jun. 30, 2016
Kasino Fortune Investments Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Kasino Fortune Investments Limited (“Kasino Fortune”)
Date of Incorporation	Feb. 16, 2007
Place of Incorporation	British Virgin Islands
Billion Boom International Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Billion Boom International Limited (“Billion Boom”)
Date of Incorporation	Nov. 01, 2007
Place of Incorporation	British Virgin Islands
Super Number Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Super Number Limited (“Super Number”)
Date of Incorporation	Apr. 11, 2011
Place of Incorporation	British Virgin Islands
Jubilee Dynasty Ltd [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Jubilee Dynasty Ltd. (“Jubilee Dynasty”)
Date of Incorporation	May 18, 2012
Place of Incorporation	British Virgin Islands
Frontier Champion Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Frontier Champion Limited (“Frontier”)
Date of Incorporation	May 28, 2013
Place of Incorporation	British Virgin Islands
Robust South Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Robust South Limited ("Robust")	[1]
Date of Incorporation	Feb. 12, 2015	[1]
Place of Incorporation	British Virgin Islands	[1]
Yuwang Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Yuwang Limited ("Yuwang")
Date of Incorporation	Mar. 11, 2015
Place of Incorporation	British Virgin Islands
Sino Hero Enterprises Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Sino Hero Enterprises Limited ("Sino Hero")
Date of Incorporation	Mar. 16, 2015
Place of Incorporation	British Virgin Islands
Bliss Time Enterprises Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Bliss Time Enterprises Limited ("Bliss")	[1]
Date of Incorporation	Mar. 30, 2015	[1]
Place of Incorporation	British Virgin Islands	[1]
Brave Ring Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Brave Ring Limited ("Brave")	[1]
Date of Incorporation	Mar. 30, 2015	[1]
Place of Incorporation	British Virgin Islands	[1]
Yong Kang Holdings Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Yong Kang Holdings Limited ("Yong")	[1]
Date of Incorporation	Apr. 21, 2015	[1]
Place of Incorporation	British Virgin Islands	[1]
Prospect Jade Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Prospect Jade Limited ("Prospect")	[1]
Date of Incorporation	Apr. 22, 2015	[1]
Place of Incorporation	British Virgin Islands	[1]
Iao Kun Jeju Hotel Company Limited [Member]
Organization And Basis Of Presentation [Line Items]
Subsidiaries	Iao Kun Jeju Hotel Company Limited (“Jeju”)	[1]
Date of Incorporation	Apr. 05, 2016	[1]
Place of Incorporation	Hong Kong	[1]

[1]	The subsidiary is currently inactive.